Offerings	Mar. 16, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value $0.01 per share
Amount Registered | shares	2,430,000
Proposed Maximum Offering Price per Unit | $ / shares	37.82
Maximum Aggregate Offering Price	$ 91,902,600
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,692
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers any additional securities of Global Ship Lease, Inc. (the “Company”) that may be offered or issued in connection with any stock split, stock dividend, recapitalization, or pursuant to anti-dilution provisions.

(2)	Consists of Class A Common Shares issuable under the Company’s 2019 Omnibus Incentive Plan, as amended and restated (the “2019 Plan”).

(4)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per unit is estimated to be $37.82, based on the average of the high and low prices of the Class A common shares as reported on the New York Stock Exchange on March 12, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value $0.01 per share
Amount Registered | shares	3,683,005
Amount of Registration Fee	$ 0
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement also covers any additional securities of Global Ship Lease, Inc. (the “Company”) that may be offered or issued in connection with any stock split, stock dividend, recapitalization, or pursuant to anti-dilution provisions.

(3)
The Registration Statement covers the resale by certain selling securityholders named in the Reoffer Prospectus included in and filed with the Registration Statement, consisting of (i) 2,430,000 Class A Common Shares under the 2019 Plan for which no additional registration fee is required pursuant to Rule 457(h)(3) under the Securities Act, and (ii) 1,253,005 Class A Common Shares under the 2019 Plan for which the registration fee has been previously paid in connection with the prior registration of such shares in Registration Statements on Form S-8 (File Nos. 333-258992 and 333-264113) (collectively, the “Prior Registration Statements”). Pursuant to Rule 429 under the Securities Act the Registration Statement is deemed to be a post-effective amendment to the Prior Registration Statements.